united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/28

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

(a)

PeakShares Sector Rotation ETF

(PSTR) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PeakShares Sector Rotation ETF for the period of April 29, 2024 to August 31, 2024. You can find additional information about the Fund at http://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares Sector Rotation ETF	$53	1.00%

Fund Statistics

Net Assets	$11,624,191
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$0
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Value	Value
Options	-1.1%
Depositary Receipts	0.5%
Common Stocks	15.4%
Exchange-Traded Funds	84.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
84.0%
Technology
3.3%
Health Care
2.7%
Financials
2.2%
Consumer Discretionary
2.2%
Industrials
1.9%
Consumer Staples
1.4%
Communications
1.4%
Energy
0.7%
Equity Option
-1.1%
Other Assets in Excess of Liabilities
1.3%

Value	Value
Other Assets in Excess of Liabilities	1.3%
Equity Option	-1.1%
Energy	0.7%
Communications	1.4%
Consumer Staples	1.4%
Industrials	1.9%
Consumer Discretionary	2.2%
Financials	2.2%
Health Care	2.7%
Technology	3.3%
Equity	84.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	12.1%
Technology Select Sector SPDR Fund	12.0%
Financial Select Sector SPDR Fund	11.7%
Health Care Select Sector SPDR Fund	10.0%
Communication Services Select Sector SPDR Fund	8.1%
Consumer Discretionary Select Sector SPDR Fund	7.6%
Industrial Select Sector SPDR Fund	7.2%
Consumer Staples Select Sector SPDR Fund	5.4%
Energy Select Sector SPDR Fund	3.0%
Utilities Select Sector SPDR Fund	2.8%

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.

PeakShares Sector Rotation ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( http://www.peaksharesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-PSTR

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PeakShares Sector Rotation ETF
(Symbol: PSTR)

Exchange: NASDAQ Stock Market, LLC

Semi-Annual Financial Statements

August 31, 2024

Advised by:
PeakShares LLC
2701 N. Rocky Point Dr.
Suite 1000
Tampa, FL 33607

www.peaksharefunds.com
(877) 57-PEAKS

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the PeakShares ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.9%
	AEROSPACE & DEFENSE - 0.5%
43	Lockheed Martin Corporation	$24,428
255	RTX Corporation	31,452
		55,880
	APPAREL & TEXTILE PRODUCTS - 0.3%
659	On Holding A.G.(a)	30,960

	AUTOMOTIVE - 0.5%
1,059	General Motors Company	52,717

	BANKING - 1.6%
1,477	Bank of America Corporation	60,188
1,086	Citigroup, Inc.	68,027
1,304	US Bancorp	61,588
		189,803
	BEVERAGES - 0.7%
427	Coca-Cola Company	30,945
207	Constellation Brands, Inc.	49,827
		80,772
	BIOTECH & PHARMA - 1.5%
169	AbbVie, Inc.	33,176
134	Biogen, Inc.(a)	27,438
330	Merck & Company, Inc.	39,089
1,559	Pfizer, Inc.	45,227
168	Zoetis, Inc.	30,826
		175,756
	E-COMMERCE DISCRETIONARY - 0.5%
724	Alibaba Group Holding Ltd. - ADR	60,338

	ENTERTAINMENT CONTENT - 0.3%
200	Electronic Arts, Inc.	30,364

	FOOD - 0.4%
1,475	Kraft Heinz Company(c)(d)	52,259

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.0%
193	UnitedHealth Group, Inc.	$113,909

	INSURANCE - 0.5%
215	Chubb Ltd.	61,099

	INTERNET MEDIA & SERVICES - 0.5%
349	Alphabet, Inc.	57,623

	LEISURE FACILITIES & SERVICES - 0.5%
195	McDonald’s Corporation	56,289

	MEDICAL EQUIPMENT & DEVICES - 0.3%
258	Abbott Laboratories	29,224

	OIL & GAS PRODUCERS - 0.7%
284	Chevron Corporation	42,018
713	Occidental Petroleum Corporation(c)(d)	40,626
		82,644
	RETAIL - CONSUMER STAPLES - 0.2%
173	Target Corporation	26,576

	RETAIL - DISCRETIONARY - 0.5%
152	Ulta Beauty, Inc.(a)	53,632

	SEMICONDUCTORS - 0.7%
3,659	Intel Corporation(c)(d)	80,644
20	NVIDIA Corporation	2,387
		83,031
	SOFTWARE – 2.0%
114	Adobe, Inc.(a)	65,483
2,330	Gen Digital, Inc.(c)(d)	61,652
138	Microsoft Corporation	57,565
208	Salesforce, Inc.	52,603
		237,303

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.9% (Continued)
	TECHNOLOGY HARDWARE - 0.6%
296	Apple, Inc.	$67,784

	TELECOMMUNICATIONS - 0.6%
1,873	AT&T, Inc. (c)(d)	37,272
855	Verizon Communications, Inc.	35,722
		72,994
	TRANSPORTATION & LOGISTICS - 1.5%
1,230	Delta Air Lines, Inc.	52,263
532	United Airlines Holdings, Inc.(a)	23,429
747	United Parcel Service, Inc.,	96,027
		171,719

	TOTAL COMMON STOCKS (Cost $1,793,326)	1,842,676

	EXCHANGE-TRADED FUNDS — 83.9%
	EQUITY – 83.9%
10,723	Communication Services Select Sector SPDR Fund(c)(d)	936,332
4,727	Consumer Discretionary Select Sector SPDR Fund(c)(d)	884,516
7,597	Consumer Staples Select Sector SPDR Fund(c)(d)	626,828
3,759	Energy Select Sector SPDR Fund(c)(d)	343,122
29,657	Financial Select Sector SPDR Fund(c)(d)	1,356,511
7,413	Health Care Select Sector SPDR Fund(c)(d)	1,165,324
6,366	Industrial Select Sector SPDR Fund(c)(d)	836,874
2,274	Materials Select Sector SPDR Fund(c)(d)	214,393
6,178	Real Estate Select Sector SPDR Fund(c)(d)	269,052
6,331	Technology Select Sector SPDR Fund(c)(d)	1,394,909
4,256	Utilities Select Sector SPDR Fund(c)(d)	324,690
2,447	Vanguard Information Technology ETF(c)(d)	1,404,505
		9,757,056

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,172,968)	9,757,056

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares					Fair Value
	TOTAL INVESTMENTS - 99.8% (Cost $10,966,294)				$11,599,732
	CALL OPTIONS WRITTEN - (1.1)% (Premiums received - $97,703)				(129,875)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%				154,334
	NET ASSETS - 100.0%				$11,624,191

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS(a) - (1.1)%
	CALL OPTIONS WRITTEN- (1.1)%
10	AT&T, Inc.	12/20/2024	$21	$19,900	$430
15	Communication Services Select Sector SPDR Fund	09/20/2024	89	130,980	780
10	Communication Services Select Sector SPDR Fund	09/20/2024	90	87,320	260
16	Communication Services Select Sector SPDR Fund	10/18/2024	91	139,712	912
10	Communication Services Select Sector SPDR Fund	12/20/2024	90	87,320	2,550
5	Consumer Discretionary Select Sector SPDR Fund	09/20/2024	187	93,560	1,670
9	Consumer Discretionary Select Sector SPDR Fund	10/18/2024	192	168,408	1,935
8	Consumer Discretionary Select Sector SPDR Fund	12/20/2024	195	149,696	3,480
5	Consumer Staples Select Sector SPDR Fund	09/20/2024	79	41,255	1,700
10	Consumer Staples Select Sector SPDR Fund	10/18/2024	84	82,510	670
5	Consumer Staples Select Sector SPDR Fund	11/15/2024	81	41,255	1,928
8	Consumer Staples Select Sector SPDR Fund	11/15/2024	82	66,008	1,592
8	Consumer Staples Select Sector SPDR Fund	12/20/2024	80	66,008	3,200
5	Energy Select Sector SPDR Fund	09/20/2024	95	45,640	150
6	Energy Select Sector SPDR Fund	10/18/2024	97	54,768	270
7	Energy Select Sector SPDR Fund	11/15/2024	95	63,896	1,225
20	Financial Select Sector SPDR Fund	09/20/2024	43	91,480	5,680
17	Financial Select Sector SPDR Fund	09/20/2024	44	77,758	3,434
50	Financial Select Sector SPDR Fund	09/20/2024	45	228,700	5,300
15	Financial Select Sector SPDR Fund	10/18/2024	43	68,610	4,335
15	Financial Select Sector SPDR Fund	10/18/2024	44	68,610	3,450
18	Financial Select Sector SPDR Fund	11/15/2024	45	82,332	3,492
8	Gen Digital, Inc.	10/18/2024	26	21,168	960
14	Health Care Select Sector SPDR Fund	09/20/2024	147	220,080	14,280
5	Health Care Select Sector SPDR Fund	09/20/2024	150	78,600	3,795
5	Health Care Select Sector SPDR Fund	10/18/2024	153	78,600	2,450
11	Health Care Select Sector SPDR Fund	10/18/2024	155	172,920	4,620
6	Industrial Select Sector SPDR Fund	09/20/2024	129	78,876	1,884
15	Industrial Select Sector SPDR Fund	10/18/2024	128	197,190	7,462
7	Industrial Select Sector SPDR Fund	12/20/2024	132	92,022	3,349
10	Intel Corporation	09/20/2024	34	22,040	30
10	Kraft Heinz Company	12/20/2024	38	35,430	720
5	Materials Select Sector SPDR Fund	09/20/2024	92	47,140	1,475

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Contracts(b)
(continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (1.1)%
	CALL OPTIONS WRITTEN- (1.1)% (Continued)
5	Materials Select Sector SPDR Fund	10/18/2024	$95	$47,140	$640
3	Occidental Petroleum Corporation	09/20/2024	65	17,094	9
10	Real Estate Select Sector SPDR Fund	09/20/2024	43	43,550	870
15	Real Estate Select Sector SPDR Fund	11/15/2024	40	65,325	6,338
10	Technology Select Sector SPDR Fund	09/20/2024	225	220,330	2,160
5	Technology Select Sector SPDR Fund	10/18/2024	220	110,165	3,725
5	Technology Select Sector SPDR Fund	10/18/2024	225	110,165	2,400
10	Technology Select Sector SPDR Fund	11/15/2024	235	220,330	4,140
15	Utilities Select Sector SPDR Fund	09/20/2024	75	114,435	2,985
10	Utilities Select Sector SPDR Fund	09/20/2024	77	76,290	780
10	Utilities Select Sector SPDR Fund	12/20/2024	79	76,290	1,560
5	Vanguard Information Technology ETF	09/20/2024	585	286,985	2,900
5	Vanguard Information Technology ETF	10/18/2024	565	286,985	11,900
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $97,703)				129,875
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received- $97,703)				$129,875

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Security is subject to written call options.

(d)	All or portion of the security is pledged as collateral for written options.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2024

PeakShares Sector
Rotation ETF
ASSETS
Investment securities:
At cost	$10,966,294
At value	$11,599,732
Cash	129,687
Deposits with broker for options written	3,930
Due from Adviser	39,326
Dividends and interest receivable	4,412
Prepaid expenses	2,451
TOTAL ASSETS	11,779,538

LIABILITIES
Options Written, at value (premiums received $97,703)	129,875
Custody fees payable	8,451
Payable to related parties	5,855
Audit fees payable	5,421
Transfer Agent fees payable	3,163
Trustee fees payable	2,582
TOTAL LIABILITIES	155,347
NET ASSETS	$11,624,191

Net Assets Consist Of:
Paid in capital	$11,048,371
Accumulated earnings	575,820
NET ASSETS	$11,624,191

Net Asset Value Per Share:
Net Assets	$11,624,191
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	430,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$27.03

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended August 31, 2024 *

PeakShares Sector
Rotation ETF
INVESTMENT INCOME
Dividends	$28,861
Interest	1,248
TOTAL INVESTMENT INCOME	30,109

EXPENSES
Administrative services	28,612
Investment advisory fees	14,044
Legal fees	8,807
Trustees fees and expenses	7,601
Professional fees	7,508
Custodian fees	6,497
Audit fees	5,421
Printing and postage expenses	4,517
Transfer agent fees	4,164
Accounting services fees	3,103
Insurance expense	965
Other Expenses	2,179
TOTAL EXPENSES	93,418
Less: Fees waived/expenses reimbursed by the Adviser	(69,700)
NET EXPENSES	23,718

NET INVESTMENT INCOME	6,391

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain (loss) on:
Investments	(20,770)
Options written	2,329
(18,441)

Net change in unrealized appreciation (depreciation) on:
Investments	633,438
Options written	(32,172)
601,266

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	582,825

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$589,216

*	PeakShares Sector Rotation ETF commenced operations on April 29, 2024.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31 2024 *
(Unaudited)
FROM OPERATIONS
Net investment income	$6,391
Net realized loss on investments	(18,441)
Net change in unrealized appreciation on investments	601,266
Net increase in net assets resulting from operations	589,216

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(13,396)
Net decrease in net assets resulting from distributions to shareholders	(13,396)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	11,048,371
Net increase in net assets resulting from shares of beneficial interest	11,048,371

TOTAL INCREASE IN NET ASSETS	11,624,191

NET ASSETS
Beginning of Period	—
End of Period	$11,624,191

SHARE ACTIVITY
Shares Sold	430,000
Net increase in shares of beneficial interest outstanding	430,000

*	PeakShares Sector Rotation ETF commenced operations on April 29, 2024.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
August 31, 2024 (1)
(Unaudited)
Net asset value, beginning of period	$25.00

Activity from investment operations:

Net investment income (2)	0.02
Net realized and unrealized gain on investments	2.05
Total from investment operations	2.07

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$27.03
Market Price, end of period	$27.07

Total return (3)(4)	8.28%

Market price total return	8.44%
Net assets, at end of period (000s)	$11,624

Ratio of gross expenses to average net assets (5)(6)(7)	3.95%
Ratio of net expenses to average net assets (5)(6)	1.00%
Ratio of net investment income to average net assets (5)(8)	0.27%

Portfolio Turnover Rate (4)(9)	15%

(1)	PeakShares Sector Rotation ETF commenced operations on April 29, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2024

1.	ORGANIZATION

The PeakShares Sector Rotation ETF (“Fund”) is a diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks to provide capital appreciation and income generation. The Fund commenced operations on April 29, 2024. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2024

type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (“underlying fund”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying fund. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. Investments in closed-end investment companies are valued at their last sales price. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2024 for the Fund’s investments measured at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$1,842,676	$—	$—	$1,842,676
Exchange Trade Funds	9,757,056	—	—	9,757,056
Total Investments	$11,599,732	$—	$—	$11,599,732

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$(129,875)	$—	$—	$(129,875)
Total	$(129,875)	$—	$—	$(129,875)

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of August 31, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of August 31, 2024:

Derivative Investments		Location on the Statement of Assets and
Type	Risk	Liabilities	Amount
Options Written	Equity	Options Written, at value	$129,875

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2024

The following is a summary of the location of derivative investments in the Fund’s Statement of Operations for the period ended August 31, 2024:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Written	Equity	Net Realized Gain on Options Written	$2,329
Options Written	Equity	Net Change in Unrealized Appreciation (Depreciation) on Options Written	(32,172)

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s February 28, 2025 year-end tax return. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $1,225,586 and $999,579 respectively.

For the period ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $10,762,655 and $0, respectively.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund is overseen by the Board. PeakShares LLC serves as the Fund’s investment adviser (the “Adviser”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Fund.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For the period ended August 31, 2024, the Adviser earned $14,044 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed at least until June 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.00% of average daily net assets.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended August 31, 2024, the Adviser waived fees and/or reimbursed expenses in the amount of $69,700 pursuant to the Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted an ETF Distribution Agreement (the “Distribution Agreement”). The Fund does not pay the Distributor any fees under the Distribution Agreement.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

PeakShares Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2024

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares for the Fund. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units. Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund is listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$500	2.00%*

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at August 31, 2024, were as follows:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$10,868,591	$708,395	$ (107,129)	$601,266

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after August 31, 2024:

Dividend	Record	Payable
Per Share	Date	Date
$0.0424	9/26/2024	10/2/2024

PeakShares Sector Rotation ETF
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2024

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 11, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the proposed advisory agreement (the “PeakShares Advisory Agreement”) between PeakShares, LLC (“PeakShares”) and the Trust on behalf of the PeakShares Sector Rotation ETF (the “Fund”).

Based on their evaluation of the information provided by PeakShares, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the proposed Advisory Agreement with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the PeakShares Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the PeakShares Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the PeakShares Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to PeakShares (including due diligence questionnaires completed by PeakShares, select financial information of PeakShares, bibliographic information regarding PeakShares’ key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the PeakShares Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PeakShares Advisory Agreement. In considering the approval of the PeakShares Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by PeakShares related to the proposed approval of the PeakShares Investment Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for the Fund, including the individuals that will primarily monitor and execute the investment strategies. The Board noted that while PeakShares has only been registered as an investment adviser with the SEC since February 2024, its personnel have many years of experience in the financial services industry and with investment management. The Board discussed PeakShares’ research capabilities and the quality of its compliance infrastructure noting that PeakShares has engaged ACA Foreside, a seasoned compliance firm, to serve as a compliance consulting firm to assist in the development of its compliance program with respect to advising a registered fund and assist with oversight of the program. Additionally, the Board received satisfactory responses from representatives of PeakShares with respect to a series of important questions, including: whether PeakShares or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its clients. The Board

PeakShares Sector Rotation ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2024

reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that PeakShares’ CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under PeakShares’ compliance program. The Board reviewed the capitalization of PeakShares and, based on financial information provided by and representations made by PeakShares and its representatives, concluded that PeakShares was sufficiently well- capitalized in order to meet its obligations to the Fund. The Board also discussed PeakShares’ compliance program with the CCO of the Trust, noting that PeakShares was still in the process of modifying certain procedures to address advising a registered investment company and the CCO represented that he would review and monitor changes to the compliance program to address the 1940 Act and report to the Board regarding these changes. The Board also noted PeakShares’ representation that the draft prospectus and statement of additional information for the Fund accurately describes the investment strategies of the Fund. After further discussion, the Board concluded that PeakShares had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the PeakShares Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by PeakShares to the Fund appear to be satisfactory.

Performance. Because PeakShares does not manage any other account with investment objectives or strategies comparable to the Fund and because the Fund had not yet commenced operations, the Board was not able to consider prior performance.

Fees and Expenses. As to the costs of the services to be provided by PeakShares, the Board reviewed and discussed the proposed unitary fee for the Fund compared to its respective peer group and Morningstar category as presented in the Board Materials noting that the proposed fee, while above the peer group and category median, was not the highest fee in either its peer group or category. The Board concluded that the fee to be charged by PeakShares with respect to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to PeakShares with respect to the Fund based on profitability estimates and analyses provided by PeakShares and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by PeakShares and the projected growth of the Fund, the anticipated level of profit from PeakShares’ relationship with the Fund was not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed PeakShares’ expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from PeakShares as the Trustees believed to be reasonably necessary to evaluate the terms of the PeakShares Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the PeakShares Advisory Agreement are reasonable; (b) the fee is not unreasonable; and (c) the PeakShares Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the approval of the PeakShares Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the PeakShares Advisory Agreement was in the best interests of Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PeakShares Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (877) 57-PEAKS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
PeakShares, LLC
2701 N. Rocky Point Dr. Suite 1000
Tampa, FL 33607

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/18/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/18/24

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/ Treasurer

Date 10/18/24